Consolidated Statements of Changes in Equity (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Consolidated Statement Of Changes In Equity Parentheticals [Abstract]
Dividends declared (in dollars per share)	$ 1.70	$ 1.62	$ 1.56